Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford World Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford World Bond Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

JULY 31, 2018

SUPPLEMENT TO

hartford FIXED INCOME funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 29, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Under the heading “The Hartford World Bond Fund Summary Section – Past Performance – Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
Supplement One [Text Block]	hmfic_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.
The Hartford World Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.26%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	(0.21%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	0.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.39%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.82%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.11%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R6 - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.75%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	2.66%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.26%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.37%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	(1.28%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.03%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | FTSE World Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE World Government Bond Index (formerly, Citigroup World Government Bond Index) (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	7.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]
The Hartford World Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	3.54%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[1]

[1]	Effective July 31, 2018, the Fund added the Bloomberg Barclays U.S. Aggregate Bond Index as a secondary benchmark.